NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Sierra Wireless, Inc., together with its subsidiaries (collectively, "the Company", "we", "our") was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is an Internet of Things (“IoT”) pioneer that empowers businesses and industries to transform and thrive in the connected economy.  Sierra Wireless provides integrated Device-To-Cloud IoT solutions that are comprised of our recurring connectivity services, our IoT cloud platform, and our embedded cellular modules and gateways. Enterprises, industrial companies and Original Equipment Manufacturers (“OEMs”) worldwide rely on our expertise to deliver fully-integrated IoT solutions to reduce complexity, gather intelligent edge data and enable connected loT products and services.
We have sales, engineering, and research and development teams located in offices around the world. The primary markets for our products are North America, Europe and Asia Pacific.
We operate our business under two reportable segments:

IoT Solutions	Integrated end-to-end IoT solutions that include recurring connectivity services, cloud management software, cellular modules and gateways targeted primarily at enterprises and OEMs in the IoT space.

Embedded Broadband	High-speed cellular embedded modules that are typically used in non-industrial applications, namely Mobile Computing and Enterprise Networking markets.
On November 18, 2020, the Company completed the divestiture of its automotive embedded module product line. Substantially all of the assets and operations related to its automotive embedded module product line were sold to Rolling Wireless (H.K.) Limited ("Rolling Wireless"), a consortium led by Fibocom Wireless Inc. of Shenzhen. In accordance with U.S. GAAP, assets and liabilities associated with the Company's automotive business have been recorded as 'held for sale' in its consolidated balance sheets as at December 31, 2019 and the results of operations of the automotive business as discontinued operations in its consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019.